Segment disclosures	12 Months Ended
Jun. 30, 2024
Disclosure of operating segments [abstract]
Segment disclosures	Segment disclosures
The Company operates as one operating segment in the development, manufacturing, distribution and support of voice and data connectivity components for software-based communication applications. The majority of the Company’s assets are located in Canada and the United States of America (“USA”). The Company sells into two major geographic centers: USA and Others. The Company has determined that it has a single reportable segment as the Company’s decision makers review information on a consolidated basis.

Revenues for group of similar products and services can be summarized for the years ended June 30, 2024 and 2023 as follows:

	June 30,	June 30,
	2024	2023
	$	$
Products	45,146	54,018
Services	202,138	198,512
Total revenues	247,284	252,530

The sales in each of these geographic locations for the years ended June 30, 2024 and 2023 as follows:

	June 30,	June 30,
	2024	2023
	$	$
USA	231,540	234,858
Others	15,744	17,672
Total revenues	247,284	252,530

The non-current assets, in US dollars, in each of the geographic locations as at June 30, 2024, and June 30, 2023 are below:

	June 30,	June 30,
	2024	2023
	$	$
USA	338,079	374,814
Others	5,457	6,309
Total non-current assets	343,536	381,123
Non-current assets included in Others primarily consists of assets held in Canada.